Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Management fee expense	$ 4,063	$ 0
Management fee income	136	1,861
Interchart
Related Party Transaction [Line Items]
Voyage expenses	(1,650)	(385)
Executive directors
Related Party Transaction [Line Items]
Consultancy fees	(317)	(286)
Non-executive directors
Related Party Transaction [Line Items]
Compensation	(79)	(71)
Combine Marine Ltd.
Related Party Transaction [Line Items]
Office rent	(17)	(21)
Maryville Maritime Inc.
Related Party Transaction [Line Items]
Management fee expense	(315)	0
Excel Vessel Bridge Facility
Related Party Transaction [Line Items]
Interest expense	(220)	0
Oceanbulk Maritime S.A.
Related Party Transaction [Line Items]
Management fee income	0	93
Managed Vessels of Oceanbulk Shipping LLC
Related Party Transaction [Line Items]
Management fee income	0	1,299
Product Shipping & Trading S.A.
Related Party Transaction [Line Items]
Management fee income	$ 0	$ 62